Tax Expenses (Benefit) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current Tax		72,395	60,530	48,034
Deferred Tax	(2,925)	(18,226)	(35,714)	9,228
Total	$ 8,695	54,169	24,816	57,262